Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease assets		$ 425,969
Current portion of operating lease liabilities		86,235
Noncurrent operating lease liabilities		341,680
Total operating lease liabilities		$ 427,915
Weighted average remaining lease term		4 years 3 months
Weighted average discount rate: operating leases	6.75%	6.75%